EQUITY (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Equity [Abstract]
SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2021	9,480	$78.05
Granted	13,749	42.04
Cancelled	(2,083)	69.38

Balance, September 30, 2022	21,146	$53.04
Cancelled	(833)	42.62
Balance, June 30, 2023	20,313	$54.96

Exercisable at June 30, 2023	20,313	$54.96

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2020	9,752	$75.00
Cancelled	(272)	94.80

Balance, September 30, 2021	9,480	$78.05
Granted	13,749	42.04
Cancelled	(2,083)	69.38

Balance, September 30, 2022	21,146	$53.04

Exercisable at September 30, 2022	20,833	$53.68

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE
	2023	2022

Risk-free interest rate	-	1.5%
Expected life of options	-	10 Years
Expected annualized volatility	-	96.56%
Dividend rate	-	Nil
Weighted average fair value of options granted	-	$10.17

	2022	2021

Risk-free interest rate	1.50%	-
Expected life of options	10 Years	-
Expected annualized volatility	96.56%	-
Dividend rate	Nil	-
Weighted average fair value of options granted	$10.17	$-

SCHEDULE OF STOCK OPTIONS OUTSTANDING

As June 30, 2023, the following stock options were outstanding:

Number of Options	Exercise Price	Issuance Date	Expiry Date
5,730	$90.00	December 4, 2017	December 4, 2027
1,250	$54.00	November 1, 2018	November 1, 2028
1,250	$9.00	March 16, 2020	March 16, 2030
12,083	$43.20	October 6, 2021	October 6, 2031
20,313

As September 30, 2022, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
5,730	$87.60	December 4, 2027
1,250	$52.56	November 1, 2028
1,250	$8.76	March 16, 2030
12,916	$42.05	October 6, 2031
21,146

SCHEDULE OF WARRANTS TRANSACTIONS

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2021	52,083	$37.68
Granted	222,193	52.60

Balance, September 30, 2022	274,276	$48.48
Exercised	(68,353)	11.44
Granted	73,823	18.00

Balance, June 30, 2023	279,746	39.90

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2020	20,022	$51.10
Granted	52,083	37.92
Warrants expired	(20,022)	(53.82)

Balance, September 30, 2021	52,083	$37.68
Granted	222,193	52.60

Balance, September 30, 2022	274,276	$48.48

SCHEDULE OF WARRANTS OUTSTANDING

As June 30, 2023, the following warrants were outstanding:

Number of Warrants	Exercise Price	Issuance Date	Expiry Date

4,393	$97.20	November 4, 2021	November 4, 2023
149,447	$50.40	March 29, 2022	March 29, 2027
73,823	$18.00	June 30, 2023	June 30, 2028
52,083	$36.00	September 30, 2021	September 30, 2031
279,746

As September 30, 2022, the following warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date

6,185	$94.61	November 4, 2023
216,008	$50.40	March 29, 2027
52,083	$35.04	October 1, 2031
274,276

SCHEDULE OF VALUATION OF WARRANTS

The following weighted average assumptions were used for the Black-Scholes valuation of warrants as at June 30, 2023 and September 30, 2022:

	June 30, 2023	September 30, 2022

Risk-free interest rate	4.58%	3.79%

Expected life of options	0.33 Year	1 Year
Expected annualized volatility	73.12%	135.59%
Dividend rate	Nil	Nil
Weighted average fair value of options granted	$0.00	$1.46

The following weighted average assumptions were used for the Black-Scholes valuation of warrants as at September 30, 2022 and November 4, 2021:

	September 30,2022	November 4, 2021

Risk-free interest rate	3.79%	0.98%
Expected life of options	1 Year	2 Years
Expected annualized volatility	135.59%	153.02%
Dividend rate	Nil	Nil
Weighted average fair value of options granted	$1.46	$11.45